Accounts Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accounts Receivable [Abstract]
Bad debt expense for doubtful accounts receivables	$ 35,310	$ 13,538